Newbuildings - Schedule of newbuildings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Property, Plant and Equipment, Net	$ 176,145	$ 83,479
Installment payments	378,305	88,542
Capitalized interest	7,805	1,780
Other capitalized costs	8,126	2,344
Reclassification to Vessels and equipment	(437,735)	0
Property, Plant and Equipment, Net	132,646	176,145
Vessel financing arrangement | Sale and leaseback facility
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt	388,000	74,900
Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt	27,400
Mount Neblina, Mount Bandeira, Mount Hua, Mount Elbrus, Mount Denali, Mount Aconcagua and Mount Emai | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments	75,700
Mount Norefjell, Mount Ita, Mount Etna, Mount Blanc, Mount Matterhorn and Mount Neblina | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments	302,600	74,900
Mount Hua and Mount Bandeira | Newbuildings
Movement in Property, Plant and Equipment [Roll Forward]
Installment payments		$ 13,700
Mount Hua and Mount Bandeira | Jiangsu Financial Leasing Co. Ltd (“Jiangsu”) – Sale and leaseback financing arrangements | Sale and leaseback facility
Movement in Property, Plant and Equipment [Roll Forward]
Proceeds from issuance of long-term debt	$ 13,700